Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	F-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	Enzymotec Ltd.
Entity Central Index Key	0001578809